DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Zhejiang Taohaoche
DISPOSAL OF SUBSIDIARIES
Summary of carrying amounts of the major classes of assets and liabilities of the disposal group

As of February 2, 2023
Consideration	$2,700

Cash	$2,662
Accrued expenses and other current liabilities	(61)
Foreign exchange adjustment	34
Net assets	$2,635

Gain on disposal of Zhejiang Taohaoche	$65

Kaixin Daman
DISPOSAL OF SUBSIDIARIES
Summary of carrying amounts of the major classes of assets and liabilities of the disposal group

As of disposal dates
Consideration	$16
Non-controlling interest	$3,330
Additional paid-in capital	$12,187

Cash	$24
Prepayment for vehicle purchase and other current assets, net	39
Due from related parties	1,415
Goodwill	38,201
Accounts payable	(92)
Income tax payable	(684)
Due to related parties	(802)
Accrued expenses and other current liabilities	(675)
Foreign exchange adjustment	1,006
Net assets	$38,432

Loss on disposal of subsidiaries	$22,899

Anhui Kaixin
DISPOSAL OF SUBSIDIARIES
Summary of carrying amounts of the major classes of assets and liabilities of the disposal group

As of
December 5, 2024
Cash	$0
Prepayment for vehicle purchase and other current assets, net	54
Inventories	34
Due from related parties	33
Property and equipment	17
Net assets	$138

Loss on disposal of subsidiaries	$138